Share-Based Payments - Schedule of Lists the Inputs (Details) - $ / shares	Apr. 15, 2025	Feb. 14, 2025
Share-Based Payments - Schedule of Lists the Inputs (Details) [Line Items]
Dividend yield (%)
Fair value of underlying Ordinary Share (US$ per share) (in Dollars per share)	$ 0.72	$ 1.02
Bottom of range [member]
Share-Based Payments - Schedule of Lists the Inputs (Details) [Line Items]
Risk-free interest rate (%)	3.84%	4.26%
Expected volatilities (%)	74.00%	106.00%
Top of range [member]
Share-Based Payments - Schedule of Lists the Inputs (Details) [Line Items]
Risk-free interest rate (%)	4.97%	4.36%
Expected volatilities (%)	122.00%	112.00%